Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss)/income	$ (1,750,660)	$ 171,597	$ 1,211,787
Adjustments to reconcile net profit to net cash (used in) provided by operating activities:
Depreciation	80,783	74,490	32,275
Shared based compensation	42,755
Allowance for credit losses		(1,733)	8,473
Non-cash operating lease expenses	127,297	94,099	61,406
Deferred tax (benefit) expenses	(5,898)	(5,177)	14,339
Change in operating assets and liabilities:
Accounts receivable, net	(14,797,000)	1,351,178	(11,719,074)
Prepayments and other assets, net	(83,152)	(84,024)	(133,851)
Accounts payable	13,205,822	(1,104,224)	9,773,464
Income tax payables	71,187	(181,412)	(173,012)
Operating lease liabilities	(144,637)	(138,287)	(46,053)
Accrued expenses and other liabilities	923,752	155,336	4,452
Net cash (used in) provided by operating activities	(2,329,751)	331,843	(965,794)
Cash flows from investing activities:
Purchases of property and equipment	(36,159)	(9,020)	(427,331)
Cash used in investing activities	(36,159)	(9,020)	(427,331)
Cash flows from financing activities:
Proceeds from short-term bank loans	27,692,651	14,117,030	7,551,546
Repayments of short-term bank loans	(24,987,683)	(13,801,930)	(6,356,397)
Payment of offering costs related to Initial Public Offering (“IPO”)	(1,511,215)	(369,283)	(112,900)
Capital contribution from shareholder			800,000
Proceeds from IPO	9,660,000
Borrowings from a related party			678,259
Repayment of borrowings to a related party	(269,467)	(8,534)	(400,258)
Net cash provided by (used in) financing activities	10,584,286	(62,717)	2,160,250
Effect of exchange rate changes on cash and restricted cash	(793)
Net increase in cash and restricted cash	8,218,376	260,106	767,125
Cash and restricted cash, beginning of year	4,324,956	4,064,850	3,297,725
Cash and restricted cash, end of year	12,542,539	4,324,956	4,064,850
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash and cash equivalents	12,542,539	4,324,956	2,564,850
Restricted cash			1,500,000
Total cash and restricted cash	12,542,539	4,324,956	4,064,850
Supplemental disclosures of cash flow information:
Income tax paid	61,521	284,717	361,841
Interest expenses paid	89,928	83,973	18,280
Supplemental disclosure of non-cash investing and financing activities:
Dividend distribution against capital contribution from shareholder			3,099,999
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 73,808	$ 29,338	$ 259,269